Condensed Consolidated Statements of Changes in Shareholders' Deficit - USD ($)	Preferred Stock [Member]	Preferred Stock [Member] Series A Preferred Stock [Member]	Common Stock [Member]		Additional Paid-in Capital [Member]		Retained Earnings [Member]	Total
Beginning balance, value at Dec. 31, 2018	$ 420		$ 15		$ 24,540,262		$ (24,346,361)	$ 194,336
Beginning balance, shares at Dec. 31, 2018	42,030,331		1,499,932
Beginning balance, shares to be issued at Dec. 31, 2018			6,667
Common shares issued on settlement of restricted stock units and award of stock bonuses, vested restricted stock units canceled				[1]		[1]
Common shares issued on settlement of restricted stock units and award of stock bonuses, vested restricted stock units canceled, shares			14,933
Common shares issued on settlement of restricted stock units and award of stock bonuses, vested restricted stock units canceled, shares to be issued			3,733
Stock Issued During Period, Value, Issued for Services				[1]	75,000			75,000
Common shares issued as compensation for services, shares			6,579
Fair value of vested restricted stock units awarded to employees					278,906			278,906
Fair value of vested stock options granted to employees and directors					390,484			390,484
Fair value of vested incentive stock bonuses awarded to employees					44,209			44,209
Net loss							(1,338,566)	(1,338,566)
Ending balance, value at Dec. 31, 2019	$ 420	$ 420	$ 15		25,328,861		(25,684,927)	(355,631)
Ending balance, shares at Dec. 31, 2019	42,030,331	42,030,331	1,521,444
Ending balance, shares to be issued at Dec. 31, 2019			10,400
Common shares issued or to be issued on settlement of restricted stock units and award of stock bonuses, shares to be issued			(10,400)
Fair value of vested stock options accrued in 2019 and issued to employees and directors in 2020					503,466			503,466
Common shares issued in settlement of restricted stock units and award of stock bonuses			$ 1		(1)
Common shares issued in settlement of restricted stock units and award of stock bonuses, shares			55,400
Fair value of vested restricted stock units awarded to employees					25,163			25,163
Fair value of vested stock options granted to employees and directors					227,594			227,594
Net loss							(1,822,269)	(1,822,269)
Ending balance, value at Sep. 30, 2020		$ 420	$ 16		26,085,083		(27,507,196)	(1,421,677)
Ending balance, shares at Sep. 30, 2020		42,030,331	1,576,844
Ending balance, shares to be issued at Sep. 30, 2020
Beginning balance, value at Dec. 31, 2019	$ 420	$ 420	$ 15		25,328,861		(25,684,927)	(355,631)
Beginning balance, shares at Dec. 31, 2019	42,030,331	42,030,331	1,521,444
Beginning balance, shares to be issued at Dec. 31, 2019			10,400
Common shares issued or to be issued on settlement of restricted stock units and award of stock bonuses			$ 1		(1)
Common shares issued or to be issued on settlement of restricted stock units and award of stock bonuses, shares			55,400
Common shares issued or to be issued on settlement of restricted stock units and award of stock bonuses, shares to be issued			(10,400)
Fair value of vested stock options accrued in 2019 and issued to employees and directors in 2020					503,466			503,466
Fair value of vested restricted stock units awarded to employees					25,163			25,163
Fair value of vested stock options granted to employees and directors					252,020			252,020
Net loss							(1,758,716)	(1,758,716)
Ending balance, value at Dec. 31, 2020	$ 420	$ 420	$ 16		26,109,509		(27,443,643)	(1,333,698)
Ending balance, shares at Dec. 31, 2020	42,030,331	42,030,331	1,576,844
Ending balance, shares to be issued at Dec. 31, 2020
Beginning balance, value at Jun. 30, 2020		$ 420	$ 16		26,060,657		(27,236,757)	(1,175,664)
Beginning balance, shares at Jun. 30, 2020		42,030,331	1,576,844
Beginning balance, shares to be issued at Jun. 30, 2020
Common shares issued or to be issued on settlement of restricted stock units and award of stock bonuses
Common shares issued or to be issued on settlement of restricted stock units and award of stock bonuses, shares to be issued
Fair value of vested stock options granted to employees and directors					24,426			24,426
Net loss							(270,439)	(270,439)
Ending balance, value at Sep. 30, 2020		$ 420	$ 16		26,085,083		(27,507,196)	(1,421,677)
Ending balance, shares at Sep. 30, 2020		42,030,331	1,576,844
Ending balance, shares to be issued at Sep. 30, 2020
Beginning balance, value at Dec. 31, 2020	$ 420	$ 420	$ 16		26,109,509		(27,443,643)	(1,333,698)
Beginning balance, shares at Dec. 31, 2020	42,030,331	42,030,331	1,576,844
Beginning balance, shares to be issued at Dec. 31, 2020
Common shares issued in settlement of legal dispute					67,000			67,000
Common shares to be issued in settlement of legal dispute, shares			6,667
Fair value of vested stock options granted to employees					158,315			158,315
Fair value of vested stock options granted to directors					21,174			21,174
Issuance of series B preferred stock and warrants, net					927,721			927,721
Accrued dividends					(1,447)			(1,447)
Adjustment to redemption value					(2,262,847)			(2,262,847)
Net loss							(936,031)	(936,031)
Ending balance, value at Sep. 30, 2021		$ 420	$ 16		25,019,425		(28,379,674)	(3,359,813)
Ending balance, shares at Sep. 30, 2021		42,030,331	1,583,511
Ending balance, shares to be issued at Sep. 30, 2021
Beginning balance, value at Jun. 30, 2021		$ 420	$ 16		26,326,691		(27,971,769)	(1,644,642)
Beginning balance, shares at Jun. 30, 2021		42,030,331	1,583,511
Beginning balance, shares to be issued at Jun. 30, 2021
Fair value of vested stock options granted to employees					14,545			14,545
Fair value of vested stock options granted to directors					14,762			14,762
Issuance of series B preferred stock and warrants, net					927,721			927,721
Accrued dividends					(1,447)			(1,447)
Adjustment to redemption value					(2,262,847)			(2,262,847)
Net loss							(407,905)	(407,905)
Ending balance, value at Sep. 30, 2021		$ 420	$ 16		$ 25,019,425		$ (28,379,674)	$ (3,359,813)
Ending balance, shares at Sep. 30, 2021		42,030,331	1,583,511
Ending balance, shares to be issued at Sep. 30, 2021

[1]	represents an amount less than $1.